STATEMENTS OF CASH FLOWS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows provided by (used in) operating activities
Net loss for the period	€ (33,619)	€ (30,218)	€ (33,014)
Elimination of other non-cash, non-operating income and expenses
Depreciation, amortization and provisions	1,888	1,579	1,295
Tax credits	(7,654)	(4,297)	(4,299)
Cost of net debt	118	(5)	5
Share-based compensation expense	938	1,407	833
Exchange gains / losses	3,039
Fair value variation through profit and loss	(1,791)
Other	41
Cash flows used in operations before tax, interest and changes in working capital	(37,041)	(31,534)	(35,180)
Decrease / (Increase) in operating and other receivables	(459)	1,780	(1,156)
Increase / (Decrease) in operating and other payables	1,271	(2,974)	2,884
Decrease in inventories	68	22	30
Tax credit received	8,424	3,897
Other	(2,853)	403	(785)
Tax, interest and changes in operating working capital	6,451	3,130	973
Net cash flows used in operating activities	(30,590)	(28,404)	(34,207)
Cash flows provided by (used in) investing activities
Purchases of property, plant and equipment and intangible assets	(292)	(136)	(549)
Disposals of property, plant and equipment and intangible assets	0	3
Decrease / (Increase) in short-term deposit accounts	(7,694)
Decrease / (Increase) in other noncurrent financial assets	(571)	(693)	129
Net cash flows used in investing activities	(8,557)	(826)	(420)
Cash flows provided by (used in) financing activities
Capital increase, net of transaction costs	101,782	8,654	32,526
Increase in debt	9,979
Repayment of debt	(61)	(146)	(259)
Repayment of lease debt	(26)	(130)
Net cash flows provided by financing activities	111,674	8,378	32,268
Net increase (decrease) in cash and cash equivalents	72,527	(20,852)	(2,358)
Net cash and cash equivalents at beginning of period	35,840	56,692	59,051
Exchange rate effect on cash in foreign currency	(2,681)
Net cash and cash equivalents at end of period	€ 105,687	€ 35,840	€ 56,692